Schedule of principal subsidiaries (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Seamless Group Inc [Member]
Place of incorporation	Cayman Islands	Cayman Islands
Principal activities	Investment holding	Investment holding
Seamless Group Inc [Member] | Directly [Member]
Percentage of ownership	100.00%	100.00%
Dynamic Investment Holdings Limited [Member]
Place of incorporation	Cayman Islands	Cayman Islands
Principal activities	Investment holding	Investment holding
Dynamic Investment Holdings Limited [Member] | Seamless Group Inc [Member]
Place of incorporation			Cayman Islands
Principal activities			Investment holding
Dynamic Investment Holdings Limited [Member] | Directly [Member] | Seamless Group Inc [Member]
Percentage of ownership			100.00%
Dynamic Investment Holdings Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
Bagus Fintech Pte. Ltd. [Member]
Place of incorporation	Singapore	Singapore
Principal activities	Providing business center services	Providing business center services
Bagus Fintech Pte. Ltd. [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
C U R R E N C Capital Inc [Member]
Place of incorporation	Cayman Islands
Principal activities	Investment holding
C U R R E N C Capital Inc [Member] | Directly [Member]
Percentage of ownership	100.00%
C U R R E N C U S Inc [Member]
Place of incorporation	United States
Principal activities	Investment holding
C U R R E N C U S Inc [Member] | Directly [Member]
Percentage of ownership	100.00%
C U R R E N C Power Inc [Member]
Place of incorporation	Cayman Islands
Principal activities	Investment holding
C U R R E N C Power Inc [Member] | Directly [Member]
Percentage of ownership	100.00%
Seamless A I Inc [Member]
Place of incorporation	BVI	BVI
Principal activities	Investment holding	Investment holding
Seamless A I Inc [Member] | Indirectly [Member]
Percentage of ownership	51.00%	51.00%
Seamless Lab Limited [Member]
Place of incorporation	Hong Kong	Hong Kong
Principal activities	Development of AI call center and system integration	Development of AI call center and system integration
Seamless Lab Limited [Member] | Indirectly [Member]
Percentage of ownership	51.00%	51.00%
C U R R A R C G P Limited [Member]
Place of incorporation	Hong Kong
Principal activities	Acting as General Partner of Limited Partnership Fung
C U R R A R C G P Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%
C U R R A R C A I Fund 1 L P F [Member]
Place of incorporation	Hong Kong
Principal activities	Limited Partnership Fund
C U R R A R C A I Fund 1 L P F [Member] | Indirectly [Member]
Percentage of ownership	100.00%
Tranglo Sdn. Bhd. [Member]
Place of incorporation	Malaysia	Malaysia
Principal activities	Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services	Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services
Tranglo Sdn. Bhd. [Member] | Seamless Group Inc [Member]
Place of incorporation			Malaysia
Principal activities			Provision of international airtime reload, international money transfer services, its related implementation, technical and maintenance services
Tranglo Sdn. Bhd. [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
Tranglo Sdn. Bhd. [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			60.00%
PT Tranglo Indonesia [Member]
Place of incorporation	Indonesia	Indonesia
Principal activities	Operating money remittance business	Operating money remittance business
PT Tranglo Indonesia [Member] | Seamless Group Inc [Member]
Place of incorporation			Indonesia
Principal activities			Operating money remittance business
PT Tranglo Indonesia [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
PT Tranglo Indonesia [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			60.00%
PT Tranglo Solusindo [Member]
Place of incorporation	Indonesia	Indonesia
Principal activities	Providing and sourcing airtime and other related services	Providing and sourcing airtime and other related services
PT Tranglo Solusindo [Member] | Seamless Group Inc [Member]
Place of incorporation			Indonesia
Principal activities			Providing and sourcing airtime and other related services
PT Tranglo Solusindo [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
PT Tranglo Solusindo [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			60.00%
Tranglo MEA Limited [Member]
Place of incorporation	Hong Kong	Hong Kong
Principal activities	Providing and sourcing airtime and other related services	Providing and sourcing airtime and other related services
Tranglo MEA Limited [Member] | Seamless Group Inc [Member]
Place of incorporation			Hong Kong
Principal activities			Providing and sourcing airtime and other related services
Tranglo MEA Limited [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
Tranglo MEA Limited [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			60.00%
Tranglo Europe Ltd [Member]
Place of incorporation	United Kingdom	United Kingdom
Principal activities	Operating money remittance business	Operating money remittance business
Tranglo Europe Ltd [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
Tranglo Pte. Ltd. [Member]
Place of incorporation	Singapore	Singapore
Principal activities	Operating money remittance business	Operating money remittance business
Tranglo Pte. Ltd. [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
Treatsup Sdn. Bhd. [Member]
Place of incorporation	Malaysia	Malaysia
Principal activities	Research, development and commercialisation of Treatsup application and provision of implementation, technical services and maintenance related to the application	Research, development and commercialisation of Treatsup application and provision of implementation, technical services and maintenance related to the application
Treatsup Sdn. Bhd. [Member] | Indirectly [Member]
Percentage of ownership	60.00%	60.00%
Dynamic Indonesia Holdings Limited [Member]
Place of incorporation	Cayman Islands	Cayman Islands
Principal activities	Investment holding	Investment holding
Dynamic Indonesia Holdings Limited [Member] | Seamless Group Inc [Member]
Place of incorporation			Cayman Islands
Principal activities			Investment holding
Dynamic Indonesia Holdings Limited [Member] | Indirectly [Member]
Percentage of ownership	100.00%	100.00%
Dynamic Indonesia Holdings Limited [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			59.20%
Dynamic Indonesia Pte. Ltd. [Member]
Place of incorporation	Singapore	Singapore
Principal activities	Retail sales via the internet and development of other software and programming activities	Retail sales via the internet and development of other software and programming activities
Dynamic Indonesia Pte. Ltd. [Member] | Indirectly [Member]
Percentage of ownership	82.00%	82.00%
P T Dynamic Wallet Indonesia [Member]
Place of incorporation	Indonesia	Indonesia
Principal activities	Business operations have not commenced	Business operations have not commenced
P T Dynamic Wallet Indonesia [Member] | Indirectly [Member]
Percentage of ownership	82.20%	82.20%
P T WalletKu Indompet Indonesia [Member]
Place of incorporation	Indonesia	Indonesia
Principal activities	(i) Retail commerce through media, for textile commodities, clothing, footwear and personal needs, (ii) web portal and/or digital platforms for commercial purposes, and (iii) software publisher	(i) Retail commerce through media, for textile commodities, clothing, footwear and personal needs, (ii) web portal and/or digital platforms for commercial purposes, and (iii) software publisher
P T WalletKu Indompet Indonesia [Member] | Seamless Group Inc [Member]
Place of incorporation			Indonesia
Principal activities			(i) Retail commerce through media, for textile commodities, clothing, footwear and personal needs, (ii) web portal and/or digital platforms for commercial purposes, and (iii) software publisher
P T WalletKu Indompet Indonesia [Member] | Indirectly [Member]
Percentage of ownership	82.20%	82.20%
P T WalletKu Indompet Indonesia [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			49.90%
Dynamic (Asia) Holdings Limited [Member]
Place of incorporation		Cayman Islands
Principal activities		Investment holding
Dynamic (Asia) Holdings Limited [Member] | Seamless Group Inc [Member]
Place of incorporation			Cayman Islands
Principal activities			Investment holding
Dynamic (Asia) Holdings Limited [Member] | Indirectly [Member]
Percentage of ownership		100.00%
Dynamic (Asia) Holdings Limited [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			100.00%
Dynamic (Asia) Group Inc. [Member] | Seamless Group Inc [Member]
Place of incorporation			British Virgin Islands
Principal activities			Investment holding
Dynamic (Asia) Group Inc. [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			100.00%
TNG (Asia) Limited [Member] | Seamless Group Inc [Member]
Place of incorporation			Hong Kong
Principal activities			Provision of mobile electronic wallet
TNG (Asia) Limited [Member] | Directly [Member] | Seamless Group Inc [Member]
Percentage of ownership			100.00%
Future Network Technology Investment Co Ltd [Member] | Seamless Group Inc [Member]
Place of incorporation			Taiwan
Principal activities			Investment holding
Future Network Technology Investment Co Ltd [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			100.00%
GEA Holdings Limited [Member] | Seamless Group Inc [Member]
Place of incorporation			Cayman Islands
Principal activities			Investment holding
GEA Holdings Limited [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			100.00%
GEA Limited [Member] | Seamless Group Inc [Member]
Place of incorporation			Hong Kong
Principal activities			Operating a global fund transfer platform for financial institutions, e-wallet operators and other participants
GEA Limited [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			100.00%
GEA Pte Ltd. [Member] | Seamless Group Inc [Member]
Place of incorporation			Singapore
Principal activities			Transaction and payment processing services
GEA Pte Ltd. [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			100.00%
Bagus Fintech Pte Ltd [Member] | Seamless Group Inc [Member]
Place of incorporation			Singapore
Principal activities			Providing business center services
Bagus Fintech Pte Ltd [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			100.00%
Dynamic FinTech Group (HK) Limited [Member] | Seamless Group Inc [Member]
Place of incorporation			Hong Kong
Principal activities			Provision of corporate governance consultancy, management and advisory services
Dynamic FinTech Group (HK) Limited [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			100.00%
Tranglo Holdings Limited [Member] | Seamless Group Inc [Member]
Place of incorporation			Cayman Islands
Principal activities			Investment holding
Tranglo Holdings Limited [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			100.00%
The WSF Group Holdings Limited [Member] | Seamless Group Inc [Member]
Place of incorporation			British Virgin Islands
Principal activities			Investment holding
The WSF Group Holdings Limited [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			100.00%
The Wall Street Factory Limited [Member] | Seamless Group Inc [Member]
Place of incorporation			Hong Kong
Principal activities			Providing business center services
The Wall Street Factory Limited [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			100.00%
Bagus Financial Services Limited [Member] | Seamless Group Inc [Member]
Place of incorporation			Hong Kong
Principal activities			Provision of IR services and PR function events
Bagus Financial Services Limited [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			100.00%
Tranglo Europe Limited [Member] | Seamless Group Inc [Member]
Place of incorporation			United Kingdom
Principal activities			Operating money remittance business
Tranglo Europe Limited [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			60.00%
Tranglo Pte Ltd [Member] | Seamless Group Inc [Member]
Place of incorporation			Singapore
Principal activities			Operating money remittance business
Tranglo Pte Ltd [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			60.00%
Tik FX Malaysia Sdn. Bhd. [Member] | Seamless Group Inc [Member]
Place of incorporation			Malaysia
Principal activities			Dormant
Tik FX Malaysia Sdn. Bhd. [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			60.00%
Treatsup Sdn. Bhd. [Member] | Seamless Group Inc [Member]
Place of incorporation			Malaysia
Principal activities			Research, development and commercialisation of Treatsup application and provision of implementation, technical services and maintenance related to the application
Treatsup Sdn. Bhd. [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			60.00%
Dynamic Indonesia Pte Ltd [Member] | Seamless Group Inc [Member]
Place of incorporation			Singapore
Principal activities			Retail sales via the internet and development of other software and programming activities
Dynamic Indonesia Pte Ltd [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			49.80%
PTTNG Wallet Indonesia [Member] | Seamless Group Inc [Member]
Place of incorporation			Indonesia
Principal activities			Business operations have not commenced
PTTNG Wallet Indonesia [Member] | Indirectly [Member] | Seamless Group Inc [Member]
Percentage of ownership			49.90%